NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED	12 Months Ended
Dec. 31, 2023
Accounting policies, changes in accounting estimates and errors [Abstract]
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED	NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED:
Amendments to IAS 1, Presentation of Financial Statements
On January 23, 2020, the IASB issued narrow-scope amendments to IAS 1, Presentation of Financial Statements, to clarify how to classify debt and other liabilities as current or non-current. The amendments (which affect only the presentation of liabilities in the statement of financial position) clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period to defer settlement by at least twelve months and make explicit that only rights in place at the end of the reporting period should affect the classification of a liability; clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets, or services. On October 31, 2022, the IASB issued Non-current Liabilities with Covenants (Amendments to IAS 1). These further amendments clarify how to address the effects on classification and disclosure of covenants which an entity is required to comply with on or before the reporting date and covenants which an entity must comply with only after the reporting date. The 2020 amendments and the 2022 amendments (collectively “the Amendments”) are effective for annual periods beginning on or after January 1, 2024, and are not expected to have an impact on the Company's consolidated financial statements. Early adoption is permitted.